Fees Summary	Jan. 05, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	offering. The maximum aggregate offering price for such offering is $1,262,000.
Narrative - Max Aggregate Offering Price	$ 1,262,000